SUMMARY OF SIGNIFICANT POLICIES (Details Narrative) - USD ($)					3 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 17, 2025	Feb. 19, 2025	Jan. 23, 2025	Nov. 03, 2023	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2023	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Accumulated depreciation					$ 0	$ 0
Anti-dilutive shares					20,584,000	20,584,000
Material inventory					$ 1,482,900	$ 1,482,900
Finished goods inventory					1,867,825	1,867,825
Material inventory, net					626,671	626,671
Finished goods inventory, net					1,955,203	1,955,203
Machinery equipment gross					$ 0	0
Impairment expense						$ 0		$ 0
Default description	The Note Payable- Polar was not settled at close of the Business Combination, and New XCF assumed the obligation. Pursuant to Section 1.5 and Section 1.6 of the Subscription Agreement, Polar gave notice to the Company, that as of June 17, 2025, the Company was in default of the agreement (“the Default Date”). Since the default continued for a period of five business days from the Default Date (the “Default”), the Company will issue 120,000 shares of common stock to Polar and will issue an additional 120,000 shares to Polar each month until the Default is cured (the “Default Shares – Polar”).
XCF Global Capital Inc [Member]
Restructuring Cost and Reserve [Line Items]
Accumulated depreciation								$ 0
Anti-dilutive shares							0	0
Stock issued during period			$ 187,300,000				$ 9,947,828
Stock issued during period, shares		88,126,200	18,730,000
XCF Global Capital Inc [Member] | Common Stock [Member]
Restructuring Cost and Reserve [Line Items]
Stock issued during period							$ 17,500
Stock issued during period, shares							17,500,000
Focus Impact [Member] | Common Stock [Member]
Restructuring Cost and Reserve [Line Items]
Stock issued during period				$ 1,200,000
Stock issued during period, shares				1,200,000